Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases [Line Items]
Operating lease expense	$ 6,223	$ 6,004	$ 432,422
Operating lease right-of-use assets	533,667	$ 595,440	$ 381,795
Interest on lease liabilities amount	$ 15,796
Office Space [Member]
Leases [Line Items]
Term of remaining lease	2 years 10 months 24 days
Operating lease, discount rate	1.93%
Warehouse [Member]
Leases [Line Items]
Term of remaining lease	1 year 6 months